Expense Example, No Redemption - Nuveen Maryland Municipal Bond Fund	Sep. 30, 2020 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 499
Expense Example, No Redemption, 3 Years	668
Expense Example, No Redemption, 5 Years	851
Expense Example, No Redemption, 10 Years	1,380
Class C2
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	138
Expense Example, No Redemption, 3 Years	431
Expense Example, No Redemption, 5 Years	745
Expense Example, No Redemption, 10 Years	1,635
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	62
Expense Example, No Redemption, 3 Years	195
Expense Example, No Redemption, 5 Years	340
Expense Example, No Redemption, 10 Years	762
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	164
Expense Example, No Redemption, 3 Years	508
Expense Example, No Redemption, 5 Years	876
Expense Example, No Redemption, 10 Years	$ 1,911